Notes Payable	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Notes Payable
Notes Payable
Note 6:                      Notes Payable

Notes payable consists of the following as June 30, 2011 and September 30, 2010:

	June 30, 2011	September 30, 2010
$300,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $2,500 due through the maturity date of March 2016 on the non-forgivable portion. (A)	$287,500	$-

$200,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $1,667 due through the maturity date of March 2012 on the non-forgivable portion. (A)	13,333	28,333

Note payable to affiliate Bunge N.A. Holdings Inc. ("Holdings"), bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.96% at June 30, 2011); maturity on August 31, 2014.	30,438,805	29,220,130

Note payable to affiliate ICM, Inc. ("ICM"), bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.96% at June 30, 2011); maturity on August 31, 2014.	10,481,102	10,061,472

Term facility and term revolver payable to AgStar bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at June 30, 2011); maturity on August 1, 2014.	85,771,901 10,000,000	95,366,726 10,000,000

$15 million revolving working capital term facility payable to AgStar bearing interest at LIBOR plus 4.45% with a 6.00% floor (6.00% at June 30, 2011), maturing March 31, 2012.	9,500,000	9,250,000

Capital leases payable to AgStar bearing interest at 3.088% maturing May 15, 2013.	33,106	-

Revolving line of credit payable to affiliate Holdings bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.69% at June 30, 2011).	3,000,000	-
Less current maturities	149,525,748 (22,370,975)	153,926,661 (18,058,574)
Total long term debt	$127,154,773	$135,868,087

(A) The $300,000 IDED loan is comprised of two components under the Master Contract (the "Master Contract") between the Company and IDED: i) a $150,000, non interest-bearing component that requires monthly payments of $2,500, which began in March, 2011 with a final payment of $2,500 due February, 2016; and ii) a $150,000 forgivable loan.  The Company has a $300,000 letter of credit with regard to the $300,000 loan (secured by a time deposit account in the same amount) to collateralize the loan.  The note under the Master Contract is collateralized by substantially all of the Company's assets, subordinate to the Credit Agreement.

Approximate aggregate maturities of notes payable as of June 30, 2011 are as follows:

Year Ended June 30,
2012		$22,370,975
2013		9,255,170
2014		9,807,839
2015 2016		108,074,264 17,500
	Total	$149,525,748

Note 6:                      Notes Payable

Notes payable consists of the following as of September 30, 2010 and September 30, 2009:

	September 30, 2010	September 30, 2009
$200,000 Note payable to Iowa Department Economic Development ("IDED") a non-interest bearing obligation with monthly payments of $1,667 due through the maturity date of March 2012 on the non-forgivable portion. (A)	$28,333	$148,333

Bridge Loan bearing interest at LIBOR plus 1.50% with a floor of 3.00% through maturity on June 15, 2010.	-	8,585,496

Note payable to affiliate Holdings, bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (8.16% at September 30, 2010); maturity on August 31, 2014.	29,220,130	27,106,079

Note payable to affiliate ICM, bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (8.16% at September 30, 2010); maturity on August 31, 2014.	10,061,472	-

Term facility and term revolver payable to AgStar bearing interest at LIBOR plus 3.45% to 3.25%, with a 5.00% floor (5.00% at September 30, 2010); maturity on August 1, 2014.	95,366,726 10,000,000	101,000,000 7,273,245

$15 million revolving working capital term facility payable to AgStar bearing interest at LIBOR plus 3.65% with a 5.00% floor (5.00% at September 30, 2010), maturing March 31, 2011.	9,250,000	3,000,000

Revolving line of credit payable to affiliate Holdings matured on December 24, 2009.	-	2,000,000
Less current maturities	153,926,661 (18,058,574)	149,113,153 (18,215,803)
Total long term debt	$135,868,087	$130,897,350

(A) The IDED debt is comprised of two components under the Master Contract (the "Master Contract") between the Company and the IDED.  The $100,000 loan is non interest-bearing and requires monthly payments of $1,667, which began in April 2007, with a final payment of $1,667 due March 2012; and a $100,000 forgivable loan.  Both notes under the Master Contract are collateralized by substantially all of the Company's assets and subordinate to the Credit Agreement.  The $100,000 forgivable loan was forgiven upon IDED's confirmation of the creation and retention of qualifying  jobs under the Master Contract during the year ended September 30, 2010.

Approximate aggregate maturities of notes payable as of September 30, 2010 are as follows:

Year Ended September 30,
2011		$ 18,059,000
2012		9,288,000
2013		9,734,000
2014		116,846,000
	Total	$ 153,927,000